Information by operating segment (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Net income (loss) of the period disclosed in Apr-Jun/2022	$ 11,041	$ 19,689
Changes in the measurement
Net income (loss) of the period reclassified - Apr-Jun/2022	11,041	19,689
Operating segments [member] | Exploration And Production [Member]
IfrsStatementLineItems [Line Items]
Net income (loss) of the period disclosed in Apr-Jun/2022	10,802	18,756
Changes in the measurement	(2)	(1)
Net income (loss) of the period reclassified - Apr-Jun/2022	10,800	18,755
Operating segments [member] | Refining Transportation And Marketing [Member]
IfrsStatementLineItems [Line Items]
Net income (loss) of the period disclosed in Apr-Jun/2022	2,761	4,748
Changes in the measurement	(129)	(178)
Net income (loss) of the period reclassified - Apr-Jun/2022	2,632	4,570
Operating segments [member] | Gas And Power [Member]
IfrsStatementLineItems [Line Items]
Net income (loss) of the period disclosed in Apr-Jun/2022	394	153
Changes in the measurement	6	9
Net income (loss) of the period reclassified - Apr-Jun/2022	400	162
Operating segments [member] | Corporate And Other Business [Member]
IfrsStatementLineItems [Line Items]
Net income (loss) of the period disclosed in Apr-Jun/2022	(2,360)	(2,607)
Changes in the measurement	125	170
Net income (loss) of the period reclassified - Apr-Jun/2022	(2,235)	(2,437)
Operating segments [member] | Eliminations [Member]
IfrsStatementLineItems [Line Items]
Net income (loss) of the period disclosed in Apr-Jun/2022	(556)	(1,361)
Changes in the measurement
Net income (loss) of the period reclassified - Apr-Jun/2022	$ (556)	$ (1,361)